Fee and Other Income (Tables)	12 Months Ended
Dec. 31, 2014
Fee And Other Income Tables [Abstract]
Fee and Other Income (Table)

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
BMS cleaning fees	$85,658	$66,505	$67,584
Management and leasing fees	19,905	23,073	18,718
Lease termination fees(1)	16,362	32,630	2,287
Other income	33,281	33,363	30,488
	$155,206	$155,571	$119,077
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(1)	The year ended December 31, 2013 includes $19,500 from a tenant at 1290 Avenue of the Americas, of which our 70% share, net of a $1,529 write-off of the straight lining of rents, was $12,121, and $3,000 from the termination of our subsidiaries' agreements with Cuyahoga County to operate the Cleveland Medical Mart Convention Center.